Trade payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade Payables
Schedule of trade payables

	12.31.2025	12.31.2024
Third parties in Brazil	5,097	3,657
Third parties abroad	2,290	2,409
Related parties	55	16
Total	7,442	6,082